CONTRACT COSTS, NET (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
CONTRACT COSTS, NET
Contract costs	¥ 57,093,826		¥ 56,730,105		$ 7,969,991
Allowance for credit losses	(3,546,418)		(8,394,288)	¥ (2,586,155)	(495,061)	$ (1,171,797)
Total contract costs, net	53,547,408		48,335,817		7,474,930
Contract costs, net	¥ 53,547,408		48,335,817		$ 7,474,930
Percentage of total contracts costs subsequently realized	15.40%				15.40%
Total contracts costs that have been subsequently realized	¥ 8,220,000				$ 1,150,000
Net recovery of provision for credit losses	¥ 4,079,681	$ 569,502	¥ 4,532,872	¥ 1,720,095